Income Taxes - Schedule of Composition of Deferred Taxes (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income taxes paid (refund) [abstract]
Deferred tax assets	¥ 546,260	¥ 370,745
Deferred tax liabilities	(26,804)	(35,153)
Net deferred tax assets	¥ 519,456	¥ 335,592	¥ 280,088